Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following:
	As of December 31,
	2022	2023
Accrued expenses and other current liabilities:
Loan from third parties (1) (2)	$6,485,125	$5,025,898
Payroll payable	4,722,793	3,167,979
Other tax payable	2,852,728	3,204,557
Interest payable	2,054,136	355,605
Professional service fees payable	-	161,799
Others	891,931	2,022,415
Accrued expenses and other current liabilities	$17,006,713	$13,938,253
Accrued liabilities, non-current：
Long-term loan from third parties (2)	3,303,986	2,667,206
Litigation related payable (3)	4,769,926	4,634,577
Others	-	457,691
Accrued liabilities, non-current	8,073,912	7,759,474
TOTAL	$25,080,625	$21,697,727
(1)	Loan from third parties mainly consisted of the unsecured borrowings from third parties for ordinary business operation. For the borrowings, the interest rates range from 3.8% to 25.55% per annum and the interest expenses were $815,994, $1,013,209 and $633,942 for the years ended December 31, 2021, 2022 and 2023. The borrowings are payable on demand.
(2)	Long-term loan from a third party was primarily consisted of:
(i)	Long-term loan for the purpose of investing in Zhizhen Guorui (Note 7) in February 2022, amounted to $2,605,671 as of December 31, 2023, with free interest rate in the first three years. The loan is due in five years, and if Zhizhen Guorui declares any cash dividend to the Group, the cash dividend would become the source to repay the loan in the first priority. The Group will repay the loan on the due day.
(ii)	In October 2022, the Group entered into an exclusive license agreement with a third party, under which the term of exclusive license was 2 years, and the third party should pay the license fee of $1,408,471 (RMB10 million) to the Group upon the effectiveness of the agreement. Meanwhile, the same party entered into the agreement to grant the exclusive right to use these patents to the Group for 2 years at the consideration of $61,792 per month, aggregating $1,482,997 (RMB10.5 million). The patents under the agreements were pledged to the third party. The transaction was substantially loan from the third party with the patents pledged. The Group accounted for $1,408,471 (RMB10 million) as the principal of the loan from the third party, and the interests were calculated under effective interest method. In November 2022, the Group entered into another exclusive license agreement with the same party in the similar form to obtain another $1,379,063 (RMB10 million) loan, which was received in 2023. As of December 31, 2023, the Group recorded $1,323,029 as current portion, and $61,535 as non-current portion, respectively.
(3)	Litigation related payable mainly consisted of the litigation fee for the lawsuit between the Group and Apple paid by the third parties on behalf of the Group.